INCOME TAXES (Details 1) - USD ($)	Sep. 30, 2017	Sep. 30, 2016
Deferred Tax Asset:
Net operating loss carryforward	$ 460,814	$ 184,535
Valuation allowance	(460,814)	(184,535)
Net deferred tax asset